Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 1,294	$ 1,451
Investment income due and accrued	1,122	1,131
Property and equipment	630	621
Right-of-use assets	770	0
Deferred acquisition costs	139	130
Prepaid expenses	319	309
Premium receivable	662	567
Accrued benefit assets	187	184
Other	93	105
Other assets	5,216	4,498
Amortization expense, deferred acquisition costs	$ 18	$ 33